Divestitures (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 27, 2013	Sep. 27, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	$ 25	$ 21
Disposal Group, Including Discontinued Operation, Inventory	9	8
Disposal Group Including, Discontinued Operation Prepaid Expenses and Other Current Assets	18	11
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net	406	392
Disposal Group, Including Discontinued Operation, Intangible Assets, Net	362	370
Disposal Group, Including Discontinued Operation, Other Current Assets	23	26
Assets of Disposal Group, Including Discontinued Operation	843	828
Disposal Group, Including Discontinued Operation, Accounts Payable	45	48
Disposal Group, Including Discontinued Operation, Accrued Liabilities	54	59
Disposal Group, Including Discontinued Operation, Other Current Liabilities	121	118
Liabilities of Disposal Group, Including Discontinued Operation	$ 220	$ 225